Trade Receivables - Summary of Trade Receivables and Revenue (Detail) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
No. of customers		2
% of trade receivables		21.00%